Related party transactions (Tables)	9 Months Ended
May 31, 2025
Related party transactions
Summarizes the related party transactions and the amounts due to and from related parties

	Three-month period	Three-month period	Nine-month period	Nine-month period
	ended May 31,	ended May 31,	ended May 31,	ended May 31,
	2025	2024	2025	2024
	$	$	$	$

R&D expenses & Inventory Deposits
Mac Engineering, SASU	—	65,962	1,392,983	1,646,738

	Three-month period	Three-month period	Nine-month period	Nine-month period
	ended May 31,	ended May 31,	ended May 31,	ended May 31,
	2025	2024	2025	2024
	$	$	$	$
Wages	369,254	715,753	1,087,612	1,292,518
Share-based payments – capital stock	16,414	71,145	257,916	187,771
Share-based payments – stock options	3,938	37,823	20,533	120,929
	389,606	824,721	1,366,061	1,601,218

	As at	As at
	May 31,	August 31,
	2025	2024
	$	$
Share subscription receivable
9335-1427 Quebec Inc.	25,000	25,000
Alexandre Mongeon	14,200	14,200
	39,200	39,200

Current advances to (from) related party
Alexandre Mongeon	17,609	(84,616)

Amounts due to related parties included in trade and other payable
Alexandre Mongeon	10,769	86,152
Xavier Montagne	5,808	11,615
Raffi Sossoyan	5,750	11,500
California Electric Boat Company	—	197,862
Mac Engineering, SASU	18,519	1,006,541
	40,846	1,313,670